Fair values	12 Months Ended
Mar. 31, 2026
Fair Values [Abstract]
Fair values
44.
Fair values

Set out below, is a comparison by class of the carrying amounts and fair value of the financial instruments of the Group:

	As at March 31, 2025		As at March 31, 2026		As at March 31, 2026
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
	(INR)	(INR)	(INR)	(INR)	(USD)	(USD)
Financial assets

Measured at amortised cost
Security deposits	754	754	1,007	1,007	11	11
Bank deposits with remaining maturity for more than twelve months	2,433	2,433	3,792	3,792	40	40
Trade receivables	24,268	24,268	24,094	24,094	257	257
Cash and cash equivalents	40,419	40,419	22,845	22,845	243	243
Bank balances other than cash and cash equivalents	40,099	40,099	46,706	46,706	498	498
Advances recoverable	634	634	713	713	8	8
Interest accrued on fixed deposits	900	900	1,059	1,059	11	11
Interest accrued on loans to related parties	15	15	—	—	—	—
Government grant receivable	288	288	679	679	7	7
Deferred consideration receivable	385	385	351	351	4	4
Loans to related parties	284	284	—	—	—	—
Loans to other body corporates	—	—	250	250	3	3
Interest accrued on loans to other body corporate	—	—	15	15	0	0
Insurance claim receivable	448	448	1,051	1,051	11	11
Interest accrued on receivables	—	—	1,013	1,013	11	11
Other current financial assets	107	107	474	474	5	5

Measured at fair value
Investments	1,342	1,342	8,685	8,685	93	93

Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	7,398	7,398	15,575	15,575	166	166

Financial liabilities
Measured at amortised cost
Interest-bearing loans and borrowings - long term	642,691	631,249	710,908	682,928	7,578	7,278
Interest accrued	5,405	5,405	5,046	5,046	54	54
Capital creditors	32,545	32,545	44,176	44,176	471	471
Purchase consideration payable	44	44	4	4	0	0
Liability for operation and maintenance	1,323	1,323	1,323	1,323	14	14
Interest-bearing loans and borrowings - short term	80,327	80,327	56,859	56,859	606	606
Trade payables	8,173	8,173	17,820	17,820	190	190

Financial liabilities at fair value
Liability for put options with non-controlling interests	6,371	6,371	5,644	5,644	60	60
Derivative instruments - share warrants	190	190	14	14	0	0

Financial liabilities designated as fair value through profit or loss
Liability for put options	—	—	9,047	9,047	96	96

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	857	857	103	103	1	1

The management of the Group assessed that cash and cash equivalents, trade receivables (current), bank balances other than cash and cash equivalents, short term loans, trade payables, short term interest-bearing loans and borrowings, other current financial liabilities and other current financial assets approximate their carrying amounts largely due to the short-term maturities of these instruments.

For all other instruments, following methods and assumptions were used to estimate the fair values:

i)
Fair values of the Group’s non convertible debentures, term loans from banks, term loans from financial institutions, listed senior secured notes, and the liability component of compulsory convertible debentures (CCD), redeemable non cumulative preference shares (RNCPS) and optionally convertible debentures (OCD) (including their current maturities)—are determined using the Discounted Cash Flow (DCF) method. The cash flows are discounted using a rate (the prevailing market interest rate) that reflects the issuer’s borrowing rate as at the end of the reporting period. These fair value measurements are classified as Level 3 in the fair value hierarchy due to the use of unobservable inputs, including the Company’s own credit risk. The Company assessed its own non performance risk as at 31 March 2026 and 31 March 2025 to be insignificant.
ii)
Fair values of the non-current trade receivables, bank deposits and security deposits given are determined by using DCF method using discount rate that reflects the lending rate (prevailing interest rate in the market) as at the end of the reporting period. They are classified as level 3 fair values in fair value hierarchy due to inclusion of unobservable inputs including counterparty credit risk.
iii)
The Group enter into derivative financial instruments with various counterparties, principally financial institutions with investment grade credit ratings. Cross currency interest rate swaps are valued using valuation techniques, which employs the use of market observable inputs. The models incorporate various fair value level 2 inputs including the credit quality of counterparties, foreign exchange spot and forward rates, yield curves of the currency, interest rate curves and forward rate curves of the underlying instrument. The changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships.